3. SIGNIFICANT ACCOUNTING POLICIES: h) Significant accounting judgments and estimates (Policies)	12 Months Ended
Dec. 31, 2017
Policies
h) Significant accounting judgments and estimates

h)Significant accounting judgments and estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period.  Actual outcomes could differ from these estimates.  These consolidated financial statements include estimates which, by their nature, are uncertain.  The impacts of such estimates are pervasive throughout these consolidated financial statements, and may require accounting adjustments based on future occurrences.  Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and further periods if the revision affects both current and future periods.

Significant assumptions about the future and other sources of estimation uncertainty that management has made at the consolidated statement of financial position date, that could result in a material adjustment to the carrying amounts of assets and liabilities, in the event that actual results differ from assumptions made, relate to, but are not limited to, the following:

Critical judgments

•The analysis of the functional currency for each entity of the Company. In concluding that the Canadian dollar is the functional currency of the parent, management considered both the funds from financing activities and the currency in which goods and services are paid. The functional currency of its wholly-owned subsidiaries in Europe is the Euro and subsidiaries in Barbados is the US Dollar as management considered the currencies which mainly influence the cost of providing goods and services in those subsidiaries. The Company chooses to report in Canadian dollar as the presentation currency;

•The assessment of indications of impairment of each mineral property and related determination of the net realized value and write-down of those properties where applicable; and

•The determination that the Company will continue as a going concern for the next year.